American United Life Pooled Equity Fund B

Board of Managers

James W. Murphy, Chairman
Senior Vice President, Corporate Finance, AUL

Ronald D. Anderson
Professor, Kelley School of Business,
Indiana University, Indianapolis, Indiana

Leslie Lenkowsky
Indiana University Center of Philanthropy,
Indianapolis, Indiana

R. Stephen Radcliffe
Executive Vice President, AUL

James P. Shanahan
Former Senior Vice President,bPension Division, AUL

Richard A. Wacker
Secretary to the Board, Associate General Counsel, AUL

Custodian
National City Bank
Indianapolis, Indiana

Legal Counsel
Ice Miller Donadio & Ryan
Indianapolis, Indiana

Investment Manager
American United Life Insurance Company
Indianapolis, Indiana
G. David Sapp,
Senior Vice President, Investments

This Report and the financial statements contained herein are for the general information of the partici-pants. The report is not to be distributed to pro-spective investors as sales literature unless preceded or accompanied by an effective Prospectus which contains further information concerning the sales charge, expenses and other pertinent information.

American United Life Pooled Equity Fund B Semi-Annual Report as of
June 30, 1998

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A Message From The Chairman of the Board of Managers

To All Participants in Fund B

The U.S. economy is exhibiting surprising strength despite the opposing forces that exist. The Asian crisis worsened during the first half of 1998 resulting in a decline in U.S. exports and an increase in inexpensive imports. This created a great deal of pressure on U.S. corporate earnings and resulted in an inventory build-up during the first quarter.

In contrast, we continue to experience the positive effects of low inflation and low nominal interest rates. Another favorable development has been the amazing strength in consumer spending right here at home. Consumers are benefiting from inexpensive imports, low inflation, low mortgage rates and the wealth effect of a rising stock market.

The stock market provided impressive returns during the first half of 1998, with the average equity fund earning most of this return during the first quarter. Second quarter returns were much more volatile as Asian concerns resurfaced. Large capitalization companies continued to dominate the market as investors searched for stability of earnings and liquidity.

Investment performance for Fund B for the first half of 1998 was 9.7%. However, past performance is no guarantee of future results.

As we enter the second half of 1998, commonly used valuation measures suggest that stocks (especially large capitalization stocks) are expensive at current levels. It is expected that market volatility will continue through the remainder of 1998 as investors closely monitor economic and corporate earnings growth as well as the level of interest rates.

The performance for Fund B is net of investment advisory fees but does not reflect mortality and expense risk charges.

James W. Murphy
Chairman of the Board of Managers
Indianapolis, Indiana
July 31, 1998


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                   American United Life Pooled Equity Fund B
                            Statement of Net Assets
                                 June 30, 1998
                                  (unaudited)

Assets:
Investments at value (cost: $9,265,875)
Common stock                                                        $13,632,536
Money market mutual funds                                               881,517
Short-term notes                                                        554,852
                                                                     15,068,905

Cash                                                                     26,386


Dividends and interest receivable                                        15,782
Due from AUL                                                              1,240

Total assets                                                         15,112,313

Liabilities:
Payables for investments purchased                                       48,438
Due to AUL                                                               72,298

Total liabilities                                                       120,736


Net Assets:                                                         $14,991,577


Units outstanding                                                       896,267


Accumulation Unit Value                                             $     16.72




    The accompanying notes are an integral part of the financial statements.

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                   American United Life Pooled Equity Fund B
                            Statement of Operations
                     for the six months ended June 30, 1998
                                  (unaudited)

Net Investment Income:
Income
Dividends                                                           $   137,077
Interest                                                                 13,158
                                                                        150,235

Expenses
Investment management services                                           22,284
Mortality and expense risks charges                                      66,850
                                                                         89,134


Net investment income                                                    61,101


Gain on Investments:
Net realized gain                                                     1,166,997
Net change in unrealized gain                                            91,036

Net gain                                                              1,258,033

Increase in Net Assets from Operations                              $ 1,319,134



    The accompanying notes are an integral part of the financial statements.

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                   American United Life Pooled Equity Fund B
                      Statements of Changes in Net Assets
                for the six months ended June 30, 1998 and 1997
                                  (unaudited)

                                                        1998            1997

Operations:
Net investment income                               $    61,101     $    58,200
Net realized gain                                     1,166,997         589,600




Net change in unrealized gain                            91,036       1,372,237

Increase in assets from operations                    1,319,134       2,020,037

Changes from Contract Owner Transactions:
Proceeds from units sold                                165,377          77,638
Payments for units withdrawn                           (770,565)     (1,289,714)
Payments for units redeemed                              (1,905)         (1,474)

Decrease                                               (607,093)     (1,213,550)

Net increase in Net Assets                              712,041         806,487
Net Assets at beginning of year                      14,279,536      12,571,389

Net Assets at end of period                         $14,991,577     $13,377,876


Units sold                                                9,970           6,222
Units withdrawn                                         (46,268)       (103,697)
Units redeemed                                             (116)           (117)


Net decrease in units outstanding                       (36,414)        (97,592)
Units outstanding at beginning of year                  932,681       1,067,642

Units outstanding at end of period                      896,267         970,050




    The accompanying notes are an integral part of the financial statements.

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                   American United Life Pooled Equity Fund B
                            Schedule of Investments
                                 June 30, 1998
                                  (unaudited)

                                                                       Market
                    Description                       Shares           Value

Common Stock (90.5%)
Aerospace (1.2%)
Boeing Co.                                               2,500      $   111,406
Precision Castparts Corporation                          1,300           69,388
                                                                        180,794

Automotive & Auto Parts (5.5%)
Bandag Inc.                                              6,600          257,400
Ford Motor Co.                                           7,200          424,800
TBC Corporation                                         23,300          154,363
                                                                        836,563

Banks & Financial (13.2%)
American Express Company                                 3,600          409,500
Associates First Capital                                 2,149          165,204
Banc One Corporation                                     5,632          314,336
Ohio Casualty Corporation                                6,400          283,200
Travelers Group, Inc.                                    8,644          524,043
Washington Mutual                                        6,855          297,764

                                                                      1,994,047

Broadcasting & Publishing (7.1%)
Chris-Craft Industries, Inc.*                            4,356          238,219
Deluxe Corporation                                       6,400          228,800
Gibson Greetings, Inc.                                   6,500          162,500
Meredith Corporation                                     4,100          192,444
Moore Corporation, Ltd.                                 18,500          245,125
                                                                      1,067,088

Electrical Equipment & Electronics (4.1%)


Baldor Electric Company                                 14,460          356,850
Dynatech Corporation*                                    3,300           10,312
General Electric Company                                 2,700          245,363
                                                                        612,525

Entertainment & Leisure (4.2%)
CPI Corporation                                          9,100          216,694
Fleetwood Enterprises, Inc.                             10,300          412,000
                                                                        628,694


*does not pay cash dividends

    The accompanying notes are an integral part of the financial statements.

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                   American United Life Pooled Equity Fund B
                      Schedule of Investments (continued)
                                 June 30, 1998
                                  (unaudited)

                                                                       Market
                   Description                        Shares           Value

Common Stock (90.5%), continued
Furniture & Apparel (11.6%)
Hillenbrand Industries, Inc.                             5,200         $312,000
Kellwood Corporation                                     6,900          246,675
La Z Boy Chair Company                                   9,800          553,700
Liz Claiborne, Inc.                                      6,400          334,400
Reebok International                                    10,800          299,025
                                                                      1,745,800

Health Care (6.7%)
Acuson Corporation*                                      8,000          145,500
Lilly (Eli) and Company                                  2,572          169,913
McKesson Company                                         5,400          440,100
Merck & Company, Inc.                                    1,900          254,125
                                                                      1,009,638

Information Processing & Telecommunications (11.6%)
AT&T Corporation                                         4,300          245,369
International Business Machines Corporation              2,400          275,550
Kelly Services                                           9,600          339,600
Novell*                                                 10,900          138,975
Stratus Computer, Inc.                                   2,000           48,338
Sun Microsystems, Inc.*                                  9,100          395,281
Telxon Corporation                                       9,500          307,563
                                                                      1,750,676

Merchandising (5.9%)
Enesco Group, Inc.                                       3,300          101,475
Gymboree Corporation                                    10,300          156,109
Longs Drug Stores Corporation                           12,100          349,388
Mercantile Stores Co.                                    3,500          276,281
                                                                        883,253

Metals & Mining (8.2%)
AK Steel Holding Corporation                            10,800          193,050
Aluminum Company of America                              4,800          316,500
Cleveland Cliffs, Inc.                                   6,200          332,475
Oregon Steel Mills, Inc.                                11,300          210,463
Phelps Dodge Corporation                                 3,100          177,281
                                                                      1,229,769



*does not pay cash dividends

    The accompanying notes are an integral part of the financial statements.

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                   American United Life Pooled Equity Fund B
                      Schedule of Investments (continued)
                                 June 30, 1998
                                  (unaudited)
                                                                      Market
                    Description                       Shares          Value


Common Stock (90.5%), continued
Oil & Oil Services (4.1%)
Royal Dutch Petroleum Company                            5,500         $301,469
Valero Energy Corporation                                9,700          322,525
                                                                        623,994
Transportation (3.4%)
Alexander & Baldwin, Inc.                               10,500          305,811
Norfolk Southern Corporation                             7,000          208,688
                                                                        514,499

Miscellaneous (3.7%)
Carlisle Companies                                       4,700          202,394
Michael Foods, Inc.                                      5,700          167,438
PG & E Corporation                                       5,875          185,364
                                                                        555,196

Total common stock (cost: $7,829,506)                                13,632,536

Money Market Mutual Funds (5.8%)
Dreyfus Cash Management                                475,071          475,071
Merrill Lynch Institutional Fund                       406,446          406,446

Total money market mutual funds (cost: $881,517)                        881,517

                      Interest        Maturity       Principal
Rate Date Amount
Notes (3.7%)
Short-term Notes
Associates
Corporation NA           5.53%         8/25/98         300,000          297,235
John Deere Capital       5.50%         8/03/98         260,000          257,617

Total Short-term Notes (cost: $554,852)                                 554,852


Total Investments (cost: $9,265,875)                               $ 15,068,905

*does not pay cash dividends

    The accompanying notes are an integral part of the financial statements.

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                         Notes to Financial Statements

1. Significant Accounting Policies
American United Life Pooled Equity Fund B (Fund B) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. Fund B was established by and is managed by American United Life Insurance Company (AUL) for the purpose of issuing group and individual variable annuities.

Investments are valued at closing prices for those securities traded on organized exchanges and at bid prices for securities traded over-the-counter. Gains and losses on the sale of investments are determined on a first-in, first-out (FIFO) basis. Investment transactions are accounted for on a trade date basis.

Dividends are included in income as of the ex-dividend date. Interest income is accrued daily.

Operations of Fund B are part of, and are taxed with, the operations of AUL, which is taxed as a life insurance company under the Internal Revenue Code. Under current law, investment income, including realized and unrealized capital gains of Fund B, is not taxed to AUL to the extent it is applied to increase reserves under the contracts. Fund B has not been charged for federal and state income taxes since none have been imposed.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. Investments
Net realized and unrealized gain on investments is summarized below.

                                                       Common
                                                       Stock

Net Realized Gain:
Proceeds from securities sold                       $ 2,428,514
Cost of securities sold                               1,261,517
                                                    $ 1,166,997

Net change in Unrealized Gain:
Market value at end of period                       $13,632,536
Less: investments purchased                          (1,798,714)
Add: investments sold at cost                         1,261,517
Less: market value at beginning of year             (13,004,303)
                                                    $    91,036



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                   Notes to Financial Statements (continued)

3. Transactions With AUL
Fund B pays AUL an annual fee of 1.2% of its average daily net assets for providing investment management services and for mortality and expense risk charges. The expense incurred during the six months ended June 30, 1998 and 1997 was $89,134 and $75,970, respectively.

AUL withholds a portion of the proceeds obtained from contract owners to pay commissions and certain expenses under a sales and administrative services agreement with Fund B. The amount AUL retained during the six months ended June 30, 1998 and 1997 was $6,773 and $2,488, respectively.

4. Net Assets

Net assets as of June 30, 1998:
Proceeds from units sold less payments
for units withdrawn and redeemed                    $(8,549,531)
Net investment income                                 4,160,533
Net realized gains                                   13,577,545
Unrealized gain                                       5,803,030
                                                    $14,991,577

The unrealized gain of $5,803,030 consists of common stock appreciation and depreciation of $6,028,517 and $225,487, respectively.

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American United Life Insurance Company
American United Life Pooled Equity Fund B
P.O. Box 1995
Indianapolis, IN 46206-9101
www.aul.com

first class mail
P-13960A 7/98